Shareholder Report, Holdings (Details)	May 31, 2024
C000173880 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.87%
C000173880 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000173880 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000173880 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000173880 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000173880 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000173880 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	44.28%
C000173880 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000173880 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000173880 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000173880 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173880 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000173880 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000173880 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000180465 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180465 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180465 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180465 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180465 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180465 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180465 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180465 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180465 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180465 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180465 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180465 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180465 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156625 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000156625 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000156625 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000156625 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000156625 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000156625 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000156625 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000156625 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000156625 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000156625 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000156625 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156625 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000156625 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156625 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019977 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000019977 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000019977 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000019977 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000019977 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019977 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000019977 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000019977 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019977 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019977 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019977 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000019977 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000173881 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.87%
C000173881 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000173881 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000173881 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000173881 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000173881 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000173881 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	44.28%
C000173881 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000173881 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000173881 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000173881 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173881 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000173881 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000173881 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000054889 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000054889 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000054889 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000054889 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000054889 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000054889 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000054889 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000054889 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000054889 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000054889 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000054889 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054889 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000054889 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000054889 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000180467 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180467 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180467 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180467 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180467 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180467 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180467 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180467 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180467 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180467 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180467 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180467 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180467 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000054884 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000054884 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000054884 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000054884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000054884 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000054884 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000054884 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000054884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000054884 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000054884 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000054884 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000054884 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000188258 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.87%
C000188258 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000188258 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000188258 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000188258 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000188258 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000188258 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	44.28%
C000188258 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000188258 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000188258 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000188258 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188258 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000188258 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000188258 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000054890 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000054890 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000054890 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000054890 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000054890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000054890 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000054890 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000054890 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000054890 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000054890 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000054890 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054890 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000054890 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000054890 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000180468 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180468 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180468 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180468 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180468 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180468 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180468 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180468 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180468 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180468 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180468 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180468 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180468 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019975 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000019975 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000019975 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000019975 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000019975 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019975 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000019975 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000019975 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019975 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019975 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019975 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000019975 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000173883 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.87%
C000173883 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000173883 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000173883 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000173883 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000173883 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000173883 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	44.28%
C000173883 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000173883 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000173883 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000173883 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173883 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000173883 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000173883 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055473 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000055473 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000055473 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000055473 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000055473 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000055473 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000055473 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000055473 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000055473 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000055473 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000055473 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000055473 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000156617 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000156617 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000156617 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000156617 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000156617 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156617 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000156617 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000156617 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000156617 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000156617 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156617 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000156617 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000180469 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180469 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180469 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180469 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180469 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180469 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180469 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180469 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180469 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180469 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180469 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180469 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173884 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.87%
C000173884 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000173884 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000173884 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000173884 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000173884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000173884 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	44.28%
C000173884 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000173884 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000173884 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000173884 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173884 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000173884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000173884 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055470 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000055470 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000055470 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000055470 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000055470 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000055470 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000055470 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000055470 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000055470 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000055470 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000055470 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000055470 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000054882 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000054882 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000054882 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000054882 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000054882 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000054882 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000054882 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000054882 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000054882 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000054882 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000054882 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000054882 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000180470 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180470 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180470 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180470 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180470 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180470 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180470 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180470 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180470 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180470 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180470 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180470 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180470 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173882 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.87%
C000173882 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000173882 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000173882 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000173882 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000173882 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000173882 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	44.28%
C000173882 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000173882 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000173882 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000173882 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173882 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000173882 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000173882 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019979 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000019979 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000019979 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000019979 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000019979 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019979 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000019979 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000019979 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019979 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019979 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019979 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000019979 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000055472 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000055472 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000055472 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000055472 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000055472 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000055472 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000055472 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000055472 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000055472 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000055472 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000055472 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000055472 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000020002 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000020002 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000020002 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000020002 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000020002 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000020002 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000020002 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000020002 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000020002 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000020002 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000020002 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000020002 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000020002 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000020002 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000020002 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000213736 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.87%
C000213736 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000213736 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000213736 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000213736 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000213736 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000213736 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	44.28%
C000213736 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000213736 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000213736 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000213736 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213736 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000213736 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000213736 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156618 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000156618 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000156618 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000156618 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000156618 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156618 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000156618 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000156618 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000156618 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000156618 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156618 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000156618 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000019997 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019997 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000019997 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019997 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019997 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000019997 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000019997 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019997 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019997 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019997 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000019997 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019997 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000019997 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019997 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019997 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019997 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000054897 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000054897 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000054897 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000054897 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000054897 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000054897 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000054897 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000054897 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000054897 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000054897 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000054897 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000054897 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000054897 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000054897 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000054897 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000055474 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000055474 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000055474 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000055474 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000055474 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000055474 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000055474 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000055474 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000055474 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000055474 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000055474 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000055474 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000188232 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000188232 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000188232 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000188232 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000188232 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000188232 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000188232 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000188232 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000188232 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000188232 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000188232 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000188232 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000156632 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000156632 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000156632 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000156632 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000156632 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000156632 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000156632 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000156632 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000156632 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000156632 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000156632 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000156632 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000156632 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000156632 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000156632 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000055476 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000055476 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000055476 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000055476 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000055476 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000055476 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000055476 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000055476 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000055476 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000055476 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000055476 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000055476 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000054895 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000054895 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000054895 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000054895 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000054895 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000054895 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000054895 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000054895 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000054895 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000054895 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000054895 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000054895 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000054895 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000054895 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000054895 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000054895 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000156619 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000156619 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000156619 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000156619 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000156619 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156619 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000156619 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000156619 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000156619 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000156619 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156619 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000156619 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000054898 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000054898 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000054898 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000054898 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000054898 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000054898 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000054898 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000054898 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000054898 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000054898 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000054898 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000054898 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000054898 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000054898 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000054898 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000019995 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019995 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000019995 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019995 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019995 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000019995 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000019995 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019995 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019995 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019995 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000019995 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019995 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000019995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019995 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019995 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019995 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000156647 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000156647 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000156647 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000156647 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000156647 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000156647 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000156647 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000156647 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000156647 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000156647 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000156647 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000156647 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000054883 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000054883 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000054883 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000054883 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000054883 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000054883 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000054883 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000054883 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000054883 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000054883 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000054883 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000054883 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000054899 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000054899 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000054899 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000054899 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000054899 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000054899 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000054899 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000054899 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000054899 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000054899 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000054899 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000054899 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000054899 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000054899 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000054899 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000054894 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000054894 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000054894 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000054894 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000054894 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000054894 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000054894 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000054894 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000054894 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000054894 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000054894 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000054894 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000054894 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000054894 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000054894 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000054894 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000188252 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000188252 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000188252 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000188252 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000188252 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000188252 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000188252 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000188252 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000188252 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000188252 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000188252 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000188252 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000020004 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000020004 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000020004 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000020004 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000020004 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000020004 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000020004 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000020004 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000020004 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000020004 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000020004 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000020004 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000020004 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000020004 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000020004 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000188241 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000188241 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000188241 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000188241 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000188241 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000188241 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000188241 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000188241 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000188241 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000188241 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000188241 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000188241 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000188241 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000188241 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000188241 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000188241 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000019978 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000019978 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000019978 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000019978 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000019978 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019978 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000019978 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	23.49%
C000019978 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019978 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000019978 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019978 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000019978 | SectorMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000055475 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000055475 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000055475 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000055475 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000055475 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000055475 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000055475 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000055475 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000055475 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000055475 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000055475 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000055475 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000156633 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000156633 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000156633 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000156633 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000156633 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000156633 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000156633 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000156633 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000156633 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000156633 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000156633 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000156633 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000156633 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000156633 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000156633 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000020008 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020008 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020008 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000020008 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000020008 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000020008 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000020008 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000020008 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000020008 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000020008 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000020008 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000020008 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000020008 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000020008 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000020008 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000020008 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020008 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054896 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000054896 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000054896 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000054896 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000054896 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000054896 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000054896 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000054896 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000054896 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000054896 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000054896 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000054896 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000054896 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000054896 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000054896 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000054896 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000156648 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000156648 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000156648 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000156648 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000156648 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000156648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000156648 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000156648 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000156648 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000156648 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000156648 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000156648 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000156634 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000156634 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000156634 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000156634 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000156634 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000156634 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000156634 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000156634 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000156634 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000156634 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000156634 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000156634 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000156634 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000156634 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000156634 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000156629 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156629 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000156629 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000156629 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000156629 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000156629 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000156629 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000156629 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000156629 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000156629 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000156629 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000156629 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000156629 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000156629 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000156629 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000156629 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000020009 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020009 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020009 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000020009 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000020009 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000020009 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000020009 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000020009 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000020009 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000020009 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000020009 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000020009 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000020009 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000020009 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000020009 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000020009 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020009 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020001 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000020001 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000020001 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000020001 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000020001 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000020001 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000020001 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000020001 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000020001 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000020001 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000020001 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000020001 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000020001 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000020001 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000020001 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000156649 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000156649 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000156649 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000156649 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000156649 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.83%
C000156649 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000156649 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.52%
C000156649 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	12.95%
C000156649 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	14.69%
C000156649 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000156649 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.03%
C000156649 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000054902 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054902 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000054902 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000054902 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000054902 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000054902 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000054902 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000054902 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000054902 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000054902 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000054902 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000054902 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000054902 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000054902 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000054902 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000054902 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054902 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156630 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156630 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000156630 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000156630 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000156630 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000156630 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000156630 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000156630 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000156630 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000156630 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000156630 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000156630 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000156630 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000156630 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000156630 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000156630 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000188242 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000188242 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000188242 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000188242 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000188242 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000188242 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.19%
C000188242 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	24.53%
C000188242 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000188242 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000188242 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000188242 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000188242 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	10.41%
C000188242 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	11.59%
C000188242 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000188242 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000162900 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162900 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162900 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162900 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162900 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162900 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162900 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162900 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162900 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162900 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162900 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162900 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162900 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162900 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162900 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162900 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000020006 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020006 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020006 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000020006 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000020006 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000020006 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000020006 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000020006 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000020006 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000020006 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000020006 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000020006 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000020006 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000020006 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000020006 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000020006 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020006 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156631 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156631 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000156631 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000156631 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000156631 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000156631 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000156631 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000156631 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000156631 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000156631 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000156631 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000156631 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000156631 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000156631 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000156631 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000156631 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000099497 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000099497 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000099497 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000099497 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000099497 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000099497 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000099497 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000099497 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000099497 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000099497 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000099497 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000099497 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000099497 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000099497 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000162901 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162901 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162901 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162901 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162901 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162901 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162901 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162901 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162901 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162901 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162901 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162901 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162901 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162901 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162901 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162901 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000054900 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054900 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000054900 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000054900 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000054900 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000054900 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000054900 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000054900 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000054900 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000054900 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000054900 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000054900 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000054900 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000054900 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000054900 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000054900 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054900 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000019999 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019999 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000019999 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019999 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019999 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000019999 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000019999 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019999 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019999 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019999 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000019999 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019999 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000019999 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019999 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019999 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019999 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000156651 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000156651 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000156651 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000156651 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000156651 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000156651 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000156651 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000156651 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000156651 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000156651 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000156651 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000156651 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000156651 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000156651 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000162898 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162898 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162898 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162898 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162898 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162898 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162898 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162898 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162898 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162898 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162898 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162898 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162898 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162898 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162898 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162898 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019998 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019998 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000019998 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019998 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019998 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000019998 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000019998 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000019998 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019998 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000019998 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000019998 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019998 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	33.51%
C000019998 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019998 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000019998 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019998 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000020005 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020005 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020005 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000020005 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000020005 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000020005 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000020005 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000020005 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000020005 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000020005 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000020005 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000020005 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000020005 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000020005 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000020005 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000020005 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020005 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156650 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000156650 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000156650 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000156650 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000156650 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000156650 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000156650 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000156650 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000156650 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000156650 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000156650 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000156650 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000156650 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000156650 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000188256 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000188256 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000188256 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000188256 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000188256 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000188256 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000188256 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000188256 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000188256 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188256 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000188256 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000188256 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000188256 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000188256 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000188256 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000188256 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000156635 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156635 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000156635 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000156635 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000156635 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000156635 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000156635 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000156635 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000156635 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000156635 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000156635 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000156635 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000156635 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000156635 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000156635 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000156635 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000156635 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000019992 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000019992 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000019992 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000019992 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019992 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000019992 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000019992 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000019992 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019992 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000019992 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000019992 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019992 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000019992 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019992 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000156652 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000156652 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000156652 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000156652 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000156652 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000156652 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000156652 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000156652 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000156652 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000156652 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000156652 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000156652 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000156652 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000156652 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000162904 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162904 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162904 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162904 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162904 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162904 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162904 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162904 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162904 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162904 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162904 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162904 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162904 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162904 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162904 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162904 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000019994 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000019994 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000019994 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000019994 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019994 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000019994 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000019994 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000019994 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019994 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000019994 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000019994 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019994 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000019994 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019994 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000156636 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156636 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000156636 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000156636 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000156636 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000156636 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000156636 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000156636 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000156636 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000156636 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000156636 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000156636 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000156636 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000156636 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000156636 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000156636 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000156636 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000099493 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000099493 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000099493 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000099493 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000099493 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000099493 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000099493 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000099493 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000099493 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000099493 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000099493 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000099493 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000099493 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000099493 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000162905 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162905 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162905 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162905 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162905 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162905 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162905 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162905 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162905 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162905 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162905 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162905 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162905 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162905 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162905 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162905 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000054891 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000054891 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000054891 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000054891 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000054891 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000054891 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000054891 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000054891 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000054891 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000054891 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000054891 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000054891 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000054891 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000054891 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000156637 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156637 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000156637 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000156637 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000156637 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000156637 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000156637 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000156637 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000156637 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000156637 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000156637 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000156637 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000156637 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000156637 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000156637 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000156637 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000156637 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000099496 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000099496 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000099496 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000099496 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000099496 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000099496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000099496 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000099496 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000099496 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000099496 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000099496 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000099496 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000099496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000099496 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000162899 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162899 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162899 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162899 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162899 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162899 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162899 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162899 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162899 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162899 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162899 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162899 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162899 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162899 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162899 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162899 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000156626 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000156626 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000156626 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000156626 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000156626 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000156626 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000156626 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000156626 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000156626 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000156626 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000156626 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000156626 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000156626 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156626 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000188244 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188244 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000188244 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000188244 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000188244 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000188244 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000188244 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000188244 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000188244 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000188244 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000188244 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000188244 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000188244 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000188244 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000188244 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000188244 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000188244 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000162906 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162906 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162906 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162906 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162906 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162906 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162906 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162906 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162906 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162906 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162906 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162906 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162906 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162906 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162906 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162906 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000099498 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000099498 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000099498 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000099498 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000099498 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000099498 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000099498 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000099498 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000099498 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000099498 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000099498 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000099498 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000099498 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000099498 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000054901 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054901 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000054901 | AssetLord Abbett Investment Trust-Convertible Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.04%
C000054901 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.49%
C000054901 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.82%
C000054901 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.66%
C000054901 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.96%
C000054901 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	17.06%
C000054901 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.76%
C000054901 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.69%
C000054901 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.92%
C000054901 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.69%
C000054901 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.08%
C000054901 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.29%
C000054901 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.45%
C000054901 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054901 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054892 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000054892 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000054892 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000054892 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000054892 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000054892 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000054892 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000054892 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000054892 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000054892 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000054892 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000054892 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000054892 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000054892 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000162903 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.47%
C000162903 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000162903 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000162903 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000162903 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000162903 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000162903 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.27%
C000162903 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000162903 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162903 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000162903 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000162903 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000162903 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000162903 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000162903 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000162903 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000099494 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000099494 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000099494 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000099494 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000099494 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000099494 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000099494 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000099494 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000099494 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000099494 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000099494 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000099494 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000099494 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000099494 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000020014 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020014 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000020014 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000020014 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000020014 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000020014 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000020014 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000020014 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000020014 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000020014 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000020014 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000020014 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000020014 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020014 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000020014 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000020014 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000054893 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000054893 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000054893 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000054893 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000054893 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000054893 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000054893 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000054893 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000054893 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000054893 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000054893 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000054893 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000054893 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000054893 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000188254 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000188254 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000188254 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000188254 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000188254 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000188254 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000188254 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000188254 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000188254 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000188254 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000188254 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000188254 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000188254 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000188254 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000156639 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156639 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000156639 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000156639 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000156639 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000156639 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000156639 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000156639 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000156639 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000156639 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000156639 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000156639 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000156639 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000156639 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000156639 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000156639 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019982 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000019982 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000019982 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019982 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019982 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000019982 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000019982 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000019982 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019982 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000019982 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000019982 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019982 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000019982 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000019982 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019982 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000156627 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000156627 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000156627 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000156627 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000156627 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000156627 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000156627 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000156627 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000156627 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000156627 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000156627 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000156627 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000156627 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156627 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000099495 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.17%
C000099495 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000099495 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000099495 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000099495 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000099495 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.38%
C000099495 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	34.51%
C000099495 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000099495 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000099495 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000099495 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000099495 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000099495 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000099495 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000188246 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188246 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000188246 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000188246 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000188246 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000188246 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000188246 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000188246 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000188246 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000188246 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000188246 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000188246 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000188246 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000188246 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000188246 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000188246 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019980 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000019980 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000019980 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019980 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019980 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000019980 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000019980 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000019980 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019980 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000019980 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000019980 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019980 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000019980 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000019980 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019980 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000156628 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000156628 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000156628 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000156628 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000156628 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000156628 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000156628 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000156628 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000156628 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000156628 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000156628 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000156628 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000156628 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156628 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000019987 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000019987 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019987 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000019987 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019987 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000019987 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000019987 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019987 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000019987 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000019987 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019987 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019987 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019987 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019987 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000054885 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000054885 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000054885 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000054885 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000054885 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000054885 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000054885 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000054885 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000054885 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000054885 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000054885 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000054885 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000054885 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000054885 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000054885 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000156640 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156640 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000156640 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000156640 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000156640 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000156640 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000156640 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000156640 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000156640 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000156640 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000156640 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000156640 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000156640 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000156640 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000156640 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000156640 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019991 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000019991 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000019991 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000019991 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000019991 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000019991 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000019991 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000019991 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019991 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000019991 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000019991 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019991 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000019991 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019991 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000054888 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000054888 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000054888 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000054888 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000054888 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000054888 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000054888 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000054888 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000054888 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000054888 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000054888 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054888 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000054888 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000054888 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000020010 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020010 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000020010 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000020010 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000020010 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000020010 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000020010 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000020010 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000020010 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000020010 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000020010 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000020010 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000020010 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020010 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000020010 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000020010 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000188234 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000188234 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000188234 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000188234 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188234 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000188234 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000188234 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000188234 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000188234 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000188234 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000188234 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000188234 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000188234 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000188234 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000188234 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000188238 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.54%
C000188238 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000188238 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000188238 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000188238 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.65%
C000188238 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000188238 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000188238 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000188238 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000188238 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000188238 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000188238 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000188238 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000188238 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000019985 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000019985 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019985 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000019985 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019985 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000019985 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000019985 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019985 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000019985 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000019985 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019985 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019985 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019985 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019985 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000054903 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054903 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000054903 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000054903 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000054903 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000054903 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000054903 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000054903 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000054903 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000054903 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000054903 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000054903 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000054903 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000054903 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000054903 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000054903 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000156623 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000156623 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000156623 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000156623 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000156623 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000156623 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000156623 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000156623 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000156623 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000156623 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000156623 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156623 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000156623 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156623 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000180461 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180461 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180461 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180461 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180461 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180461 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180461 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180461 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180461 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180461 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180461 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180461 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180461 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019984 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000019984 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000019984 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000019984 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019984 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000019984 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000019984 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000019984 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000019984 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000019984 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000019984 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019984 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000019984 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000019984 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019984 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000156638 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156638 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000156638 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000156638 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000156638 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000156638 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000156638 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000156638 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000156638 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000156638 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000156638 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000156638 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000156638 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000156638 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000156638 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000156638 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000180462 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180462 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180462 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180462 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180462 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180462 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180462 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180462 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180462 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180462 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180462 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180462 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180462 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000054887 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000054887 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000054887 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000054887 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000054887 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000054887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000054887 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000054887 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000054887 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000054887 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000054887 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000054887 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000054887 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000054887 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000054887 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000156624 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000156624 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000156624 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000156624 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000156624 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000156624 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000156624 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000156624 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000156624 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000156624 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000156624 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156624 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000156624 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156624 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000054905 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054905 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000054905 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000054905 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000054905 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000054905 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000054905 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000054905 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000054905 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000054905 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000054905 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000054905 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000054905 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000054905 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000054905 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000054905 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000156620 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000156620 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000156620 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000156620 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156620 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000156620 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000156620 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000156620 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000156620 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000156620 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000156620 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000156620 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000156620 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000156620 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000156620 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000180463 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180463 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180463 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180463 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180463 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180463 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180463 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180463 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180463 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180463 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180463 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180463 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180463 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000188236 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000188236 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000188236 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000188236 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000188236 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000188236 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000188236 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000188236 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000188236 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000188236 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000188236 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000188236 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000188236 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000188236 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000020012 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020012 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000020012 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000020012 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000020012 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000020012 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000020012 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000020012 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000020012 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000020012 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000020012 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000020012 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000020012 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020012 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000020012 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000020012 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000180464 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.23%
C000180464 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180464 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000180464 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180464 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000180464 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000180464 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000180464 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000180464 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000180464 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000180464 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000180464 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.15%
C000180464 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156622 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000156622 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000156622 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000156622 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156622 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000156622 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000156622 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000156622 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000156622 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000156622 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000156622 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000156622 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000156622 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000156622 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000156622 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000019989 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	9.02%
C000019989 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	9.31%
C000019989 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.41%
C000019989 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.71%
C000019989 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.41%
C000019989 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000019989 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019989 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	14.88%
C000019989 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.03%
C000019989 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000019989 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019989 | SectorDiversified
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019989 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019989 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000054904 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054904 | AssetLord Abbett Affiliated Fund, Inc.
Holdings [Line Items]
Percent of Total Investments	5.35%
C000054904 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	33.30%
C000054904 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	6.84%
C000054904 | AssetLord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.31%
C000054904 | AssetLord Abbett Investment Trust-Floating Rate Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.99%
C000054904 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	9.21%
C000054904 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.17%
C000054904 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.25%
C000054904 | AssetLord Abbett Investment Trust-Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.79%
C000054904 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.02%
C000054904 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.96%
C000054904 | AssetLord Abbett Private Credit Fund 1, LP
Holdings [Line Items]
Percent of Total Investments	0.30%
C000054904 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.89%
C000054904 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.48%
C000054904 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.14%
C000156621 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000156621 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000156621 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000156621 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156621 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000156621 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000156621 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000156621 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000156621 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000156621 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000156621 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000156621 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000156621 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000156621 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000156621 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000054886 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000054886 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000054886 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000054886 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000054886 | SectorConsumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000054886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000054886 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	14.13%
C000054886 | SectorForeign Government
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000054886 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000054886 | SectorMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000054886 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000054886 | SectorU.S. Government
Holdings [Line Items]
Percent of Net Asset Value	43.25%
C000054886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000054886 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000054886 | SectorMunicipal
Holdings [Line Items]
Percent of Net Asset Value	0.08%